Income Taxes - Summary of Reconciliation Between Tax Expense and Income Before Income Taxes (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Mexican statutory income tax rate	30.00%	30.00%	30.00%
Income tax from prior years	0.19%	(0.64%)	(0.38%)
Income (loss) on monetary position for subsidiaries in hyperinflationary economies	1.18%	(0.21%)	(0.62%)
Annual inflation tax adjustment	5.63%	6.48%	0.73%
Non-deductible expenses	2.17%	1.82%	2.49%
Income taxed at a rate other than the Mexican statutory rate	1.68%	1.14%	0.08%
Effect of restatement of tax values	(4.69%)	(2.54%)	(1.81%)
Effect of change in statutory rate	(0.39%)	(0.09%)	(0.23%)
Income tax credits	0.00%	(2.69%)	(10.34%)
Tax loss	(8.50%)	(3.57%)	13.80%
Other	(1.89%)	(0.78%)	0.04%
Total	25.38%	28.92%	33.76%
Deferred income tax asset			$ (2,194)